Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024
Condensed Consolidated Statements of Operations
General and administrative	$ 700,898		$ 264,220		$ 2,967,812		$ 644,619
Research and development	400,000						2,685,334
Total operating expenses	1,100,898		264,220		2,967,812		3,329,953
Loss from operations	(1,100,898)		(264,220)		(2,967,812)		(3,329,953)
Other income (expense):
Interest expense, related parties	(18,638)		(115,512)		(215,903)		(338,882)
Interest income			52,206		76,589		122,526
Forgiveness of unrelated vendor payables					2,142,297
Change in fair value of deferred underwriting fee - paid in common stock					(196,000)
Change in the fair value of warrant liabilities	(4,178)		0		54,312		0
Fair value of common stock to be issued for contingent liability					(7,360,000)
Total other expense, net	(22,816)		(63,306)		(7,238,705)		(216,356)
Net loss	$ (1,123,714)		$ (327,526)		$ (10,206,517)		$ (3,546,309)
Weighted average shares outstanding - basic (in shares)	35,999,589	[1]	17,500,000	[1]	23,753,561	[2]	17,500,000	[2]
Weighted average shares outstanding - diluted (in shares)	35,999,589	[1]	17,500,000	[1]	23,753,561	[2]	17,500,000	[2]
Basic net loss per share (in dollars per share)	$ (0.03)	[1]	$ (0.02)	[1]	$ (0.43)	[2]	$ (0.2)	[2]
Diluted net loss per share (in dollars per share)	$ (0.03)	[1]	$ (0.02)	[1]	$ (0.43)	[2]	$ (0.20)	[2]

[1]	Shares and per share data are presented on a retroactive basis to reflect the effects of the conversion and recapitalization as a result of the Business Combination consummated on April 30, 2025.
[2]	Shares and per share data are presented on a retroactive basis to reflect the effects of the conversion and recapitalization as a result of the Business Combination consummated on April 30, 2025.